TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2023
Trade Receivables
TRADE RECEIVABLES

12.	TRADE RECEIVABLES

	December 31,
	2022	2023	2023
	CNY	CNY	US$

Non-current
Trade receivables from construction contracts	13,128	—	—
Less: Impairment allowance	(2,608)	—	—
Total of Non-current trade receivables	10,520	—	—

Current
Trade receivables from service concession agreement	22,927	—	—
Trade receivables from construction contracts	34,850	—	—
Less: Impairment allowance	(11,017)	—	—
Total of current trade receivables	46,760	—	—

Total	57,280	—	—

The Group’s trade receivables arise from the provision of construction services for wastewater treatment projects, sale of wastewater treatment equipment, and operation service of the service concession arrangement. The majority of the Group’s customers are town/village government entities or main contractors of the governmental infrastructure projects whose time of payment for the service or goods received from the Group depend on the appropriation and approval of the fiscal funds. Accordingly, the Group granted various credit terms to different customers, depending on the nature and background of the customers and projects. The Group generally granted customers a credit period of one month to three months, except for some of the customers for construction services, sales of wastewater treatment equipment and maintenance services who will generally settle the amounts owed to the Group in a number of specified installments covering periods ranging from one year to five years. Apart from the trade receivables related to the service concession arrangement which bear no interest, the trade receivables of construction services, operation and maintenance services and sale of wastewater treatment equipment bear an imputed interest rate of 4.75% per annum.

An aging analysis of the trade receivables as of the end of the reporting period, based on the invoice date and net of loss allowance, is as follows:

	December 31,
	2022	2023	2023
	CNY	CNY	US$

Within 1 year	18,401	—	—
Between 1-2 years	13,896	—	—
Between 2-3 years	4,518	—	—
Over 3 years	20,465	—	—

Total	57,280	—	—

The movement in the loss allowance for trade receivables during the years indicated are as follows:

	December 31,
	2022	2023	2023
	CNY	CNY	US$

Beginning of the year	17,614	13,625	1,925
(Reversal)/provision for expected credit losses, net	(3,989)	383	54
Disposal of PSTT	—	(14,008)	(1,979)

End of the year	13,625	—	—

A decrease in the loss allowance of CNY139 (US$20) (2022: increase CNY3,992) was the result of a net decrease (2022: a net increase) in the gross carrying amount after the settlement of trade receivables of construction contracts and origination of new trade receivables of construction contracts.

The Group elected to apply the simplified approach for providing impairment for ECLs prescribed by IFRS 9, which permits the use of the lifetime expected loss provision for all trade receivables. To measure the ECLs, trade receivables were grouped based on the shared credit risk characteristics and the days past due. The ECLs below also incorporate forward-looking information. The impairment as of December 31, 2022 was determined as follows:

	Past due
	Current	Within 1 year	1-2 years	2-3 years	Over 3 years		Total
As of December 31, 2021:
Expected credit loss rate:	—	6%	26%	13%	48%		26%
Gross carrying amount (CNY)	3,670	16,311	6,865	14,712	27,083		68,641
Impairment allowances (CNY)	—	955	1,759	1,916 (i)	12,984	(ii)	17,614

As of December 31, 2022:
Expected credit loss rate:	—	0%	9%	29%	34%		19%
Gross carrying amount (CNY)	—	18,406	15,195	6,399	30,905		70,905
Impairment allowances (CNY)	—	5	1,299	1,881	10,440	(ii)	13,625

(i)	The impairment allowances included CNY221 as of December 31, 2021, for specific trade receivables which were considered to be in default due to conditions which indicated that the Group was unlikely to receive the outstanding contractual amounts in full.

(ii)	The impairment allowances included an amount of CNY4,600 and nil as of December 31, 2022 for specific trade receivables which were considered to be in default due to conditions which indicated that the Group was unlikely to receive the outstanding contractual amounts in full.